Leases - Schedule of Amortization of Company's Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 705
2027	730
2028	755
2029	782
2030	263
Total lease payments	3,235
Less: imputed interest	(469)
Total operating lease liabilities	$ 2,766